TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund and Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED NOVEMBER 27, 2012

TO THE PROSPECTUS DATED JANUARY 28, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund as contained in the section titled “Principal Risks” on pages 36 and 37 of the Prospectus:

Consumer Services Sector Risk - As of September 30, 2012, the Index concentrated in the consumer services sector. The success of consumer product manufacturers and retailers (including food and drug retailers, general retailers, media, and travel and leisure) is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition and consumer confidence. The consumer services sector depends heavily on disposable household income and consumer spending. Companies in the consumer services sector may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

The following principal risk shall be added as a principal risk of the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund as contained in the section titled “Principal Risks” on pages 17 and 18 of the Prospectus:

Financial Sector Risk – As of September 30, 2012, the Index was concentrated in the financial sector.  A fund that concentrates in the financial sector may be subject to greater risks than a portfolio without such a concentration.  Such a fund will be particularly subject to the risks associated with regulatory developments in, or related to, the financial sector.  The financial sector consists of comparatively narrow segments of the economy and, therefore, a fund that concentrates its investments in this sector may experience greater volatility than funds investing in a broader range of sectors. In addition, companies in the financial sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the financial sector. The value of a fund’s shares is particularly vulnerable to factors affecting the financial sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.